RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 27, 2025
Related party transactions [abstract]
Disclosure of transactions between related parties	The following table summarises the transactions with TCCC that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	27 June 2025	28 June 2024
	€ million	€ million
Amounts affecting revenue[1]	72	68
Amounts affecting cost of sales[2]	(2,381)	(2,332)
Amounts affecting operating expenses[3]	—	(1)
Total net amount affecting the consolidated income statement	(2,309)	(2,265)
[1] Amounts principally relate to fountain syrup and packaged product sales.
[2] Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice as well as funding for marketing programmes.
[3] Amounts principally relate to certain costs associated with new product development initiatives and reimbursement of certain marketing expenses.
The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position as at the dates presented:

	27 June 2025	31 December 2024
	€ million	€ million
Amount due from TCCC	96	76
Amount payable to TCCC	442	320
The following table summarises the transactions with Cobega that directly impacted the condensed consolidated interim income statement for the periods presented:

	Six Months Ended
	27 June 2025	28 June 2024
	€ million	€ million
Amounts affecting revenues[1]	1	1
Amounts affecting cost of sales[2]	(37)	(35)
Amounts affecting operating expenses[3]	(3)	(6)
Total net amount affecting the consolidated income statement	(39)	(40)
[1] Amounts principally relate to packaged product sales.
[2] Amounts principally relate to the purchase of packaging materials.
[3] Amounts principally relate to maintenance and repair services and transportation.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position as at the dates presented:

	27 June 2025	31 December 2024
	€ million	€ million
Amount due from Cobega	1	7
Amount payable to Cobega	25	32